Trade And Other Receivables - Summary of Current Trade and Other Receivables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
VAT receivable	€ 5,260	€ 1,943
Tax receivable	21,298	0
Call deposit	427	0
Deferred charges	43	82
Loans receivable	23,913	1,279
Impairment of other receivables	(6)	0
Other receivables	489	5,205
Total	€ 51,424	€ 8,509